Quarterly Holdings Report
for

Fidelity® Focused High Income Fund

January 31, 2021

FFH-QTLY-0321
1.813015.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 95.3%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp.:
2.375% 3/15/24	$1,230,000	$1,123,235
3.375% 8/15/26	680,000	627,023
		1,750,258
Nonconvertible Bonds - 94.9%
Aerospace - 4.0%
BBA U.S. Holdings, Inc.:
4% 3/1/28 (a)	1,500,000	1,529,070
5.375% 5/1/26 (a)	1,135,000	1,163,035
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	795,000	830,775
5.375% 7/15/26 (a)	3,000,000	3,102,390
Howmet Aerospace, Inc. 6.75% 1/15/28	665,000	811,420
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	1,730,000	1,784,530
6.5% 5/1/25 (a)	430,000	459,025
Moog, Inc. 4.25% 12/15/27 (a)	1,440,000	1,494,000
Rolls-Royce PLC 5.75% 10/15/27 (a)	1,115,000	1,193,050
Science Applications International Corp. 4.875% 4/1/28 (a)	150,000	157,875
TransDigm, Inc.:
6.25% 3/15/26 (a)	4,115,000	4,352,436
7.5% 3/15/27	145,000	155,150
8% 12/15/25 (a)	1,505,000	1,646,094
		18,678,850
Automotive & Auto Parts - 1.5%
Allison Transmission, Inc. 3.75% 1/30/31 (a)	1,115,000	1,108,845
Ford Motor Credit Co. LLC:
4% 11/13/30	1,495,000	1,532,375
4.687% 6/9/25	715,000	761,475
5.113% 5/3/29	2,770,000	3,048,766
5.125% 6/16/25	530,000	575,580
		7,027,041
Banks & Thrifts - 1.8%
Ally Financial, Inc.:
5.75% 11/20/25	5,457,000	6,353,264
8% 11/1/31	450,000	653,380
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (a)	1,185,000	1,185,533
		8,192,177
Broadcasting - 3.4%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	2,130,000	1,719,975
Netflix, Inc.:
5.375% 11/15/29 (a)	480,000	600,000
5.875% 11/15/28	695,000	872,225
Scripps Escrow II, Inc. 3.875% 1/15/29 (a)	410,000	410,000
Sinclair Television Group, Inc. 4.125% 12/1/30 (a)	1,410,000	1,404,713
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	2,000,000	2,060,780
5% 8/1/27 (a)	2,285,000	2,401,615
5.5% 7/1/29 (a)	4,625,000	5,032,578
Tegna, Inc.:
4.625% 3/15/28 (a)	1,115,000	1,128,787
5% 9/15/29	210,000	218,528
		15,849,201
Building Materials - 0.6%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,320,000	1,389,300
Building Materials Corp. of America 4.375% 7/15/30 (a)	1,300,000	1,379,625
		2,768,925
Cable/Satellite TV - 6.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	5,000,000	5,123,500
4.5% 8/15/30 (a)	675,000	710,856
4.5% 5/1/32 (a)	1,105,000	1,149,443
5% 2/1/28 (a)	3,780,000	3,970,890
5.125% 5/1/27 (a)	2,110,000	2,218,581
CSC Holdings LLC:
4.125% 12/1/30 (a)	2,835,000	2,898,504
5.375% 2/1/28 (a)	1,500,000	1,591,035
5.5% 4/15/27 (a)	1,320,000	1,392,204
5.75% 1/15/30 (a)	1,600,000	1,717,512
DISH DBS Corp. 5.875% 11/15/24	1,330,000	1,378,239
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,200,000	2,327,600
Virgin Media Finance PLC 5% 7/15/30 (a)	105,000	108,019
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (a)	1,060,000	1,097,630
5.5% 5/15/29 (a)	740,000	797,772
Ziggo Bond Co. BV 6% 1/15/27 (a)	300,000	314,250
Ziggo BV 5.5% 1/15/27 (a)	3,010,000	3,156,918
		29,952,953
Chemicals - 5.3%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	935,000	980,815
CF Industries Holdings, Inc.:
4.95% 6/1/43	5,000	5,963
5.15% 3/15/34	3,055,000	3,757,650
5.375% 3/15/44	475,000	600,875
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (a)(b)(c)	1,460,000	1,434,985
6.5% 5/15/26 (a)	1,692,000	1,700,460
6.875% 6/15/25 (a)	210,000	213,675
Methanex Corp.:
5.125% 10/15/27	1,405,000	1,462,212
5.25% 12/15/29	80,000	83,750
5.65% 12/1/44	986,000	1,025,440
NOVA Chemicals Corp. 5.25% 6/1/27 (a)	1,710,000	1,766,054
Olin Corp.:
5% 2/1/30	3,480,000	3,645,857
5.125% 9/15/27	1,695,000	1,758,563
5.625% 8/1/29	855,000	915,919
The Chemours Co. LLC:
5.375% 5/15/27	1,000,000	1,076,250
5.75% 11/15/28 (a)	505,000	522,748
7% 5/15/25	660,000	682,275
Valvoline, Inc.:
3.625% 6/15/31 (a)	950,000	953,563
4.25% 2/15/30 (a)	255,000	266,475
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	505,000	529,590
5.625% 10/1/24 (a)	1,200,000	1,302,252
		24,685,371
Consumer Products - 0.6%
Mattel, Inc.:
5.45% 11/1/41	125,000	138,125
6.2% 10/1/40	950,000	1,111,500
Newell Brands, Inc. 5.875% 4/1/36	490,000	600,250
Nordstrom, Inc. 4.375% 4/1/30	930,000	928,364
		2,778,239
Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (a)	50,000	51,563
6% 2/15/25 (a)	235,000	242,050
Trivium Packaging Finance BV 5.5% 8/15/26 (a)	1,215,000	1,281,005
		1,574,618
Diversified Financial Services - 4.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (a)	900,000	893,610
4.75% 9/15/24	3,610,000	3,813,063
5.25% 5/15/27	6,175,000	6,483,874
6.25% 5/15/26	1,620,000	1,711,673
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (a)	845,000	809,578
MSCI, Inc. 4% 11/15/29 (a)	2,000,000	2,126,820
Springleaf Finance Corp.:
6.875% 3/15/25	1,105,000	1,264,534
7.125% 3/15/26	500,000	585,000
VMED O2 UK Financing I PLC 4.25% 1/31/31 (a)	3,295,000	3,287,454
		20,975,606
Diversified Media - 1.3%
Lamar Media Corp. 3.625% 1/15/31 (a)	915,000	923,006
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	2,130,000	2,188,575
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (a)	910,000	972,490
5.875% 10/1/30 (a)	905,000	1,005,387
Twitter, Inc. 3.875% 12/15/27 (a)	930,000	978,788
		6,068,246
Energy - 16.5%
Apache Corp.:
4.25% 1/15/30	215,000	212,313
4.75% 4/15/43	1,460,000	1,387,000
5.1% 9/1/40	600,000	607,536
5.25% 2/1/42	905,000	905,000
5.35% 7/1/49	150,000	147,750
Cheniere Energy Partners LP:
5.25% 10/1/25	2,505,000	2,570,756
5.625% 10/1/26	6,235,000	6,486,582
Cheniere Energy, Inc. 4.625% 10/15/28 (a)	1,360,000	1,422,900
Continental Resources, Inc. 5.75% 1/15/31 (a)	1,630,000	1,764,475
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	1,928,000	1,856,172
5.75% 4/1/25	4,312,000	4,268,880
6% 2/1/29 (a)	2,500,000	2,408,338
CVR Energy, Inc.:
5.25% 2/15/25 (a)	1,200,000	1,175,640
5.75% 2/15/28 (a)	150,000	147,233
DCP Midstream Operating LP:
5.375% 7/15/25	640,000	684,800
5.6% 4/1/44	85,000	88,825
6.45% 11/3/36 (a)	380,000	422,750
8.125% 8/16/30	25,000	33,036
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	75,000	77,625
5.75% 1/30/28 (a)	735,000	779,100
6.625% 7/15/25 (a)	170,000	181,581
EnLink Midstream LLC 5.625% 1/15/28 (a)	195,000	194,634
EnLink Midstream Partners LP:
5.05% 4/1/45	255,000	203,946
5.45% 6/1/47	530,000	424,000
5.6% 4/1/44	895,000	718,238
EQM Midstream Partners LP:
4.75% 1/15/31 (a)	985,000	950,899
5.5% 7/15/28	800,000	828,592
6.5% 7/1/27 (a)	785,000	840,574
6.5% 7/15/48	485,000	462,787
EQT Corp. 3.9% 10/1/27	1,450,000	1,506,188
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	1,070,000	1,110,446
5.625% 2/15/26 (a)	2,310,000	2,397,584
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (a)	330,000	348,150
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	1,360,000	1,368,092
Occidental Petroleum Corp.:
2.9% 8/15/24	860,000	832,050
3.4% 4/15/26	505,000	487,795
3.5% 8/15/29	810,000	751,575
4.2% 3/15/48	530,000	445,200
4.3% 8/15/39	260,000	227,500
4.4% 4/15/46	815,000	717,828
4.4% 8/15/49	920,000	782,000
5.55% 3/15/26	1,275,000	1,340,344
6.125% 1/1/31	1,310,000	1,425,051
6.2% 3/15/40	255,000	265,200
6.45% 9/15/36	1,340,000	1,470,483
7.5% 5/1/31	1,780,000	2,051,450
7.875% 9/15/31	170,000	194,276
8.875% 7/15/30	580,000	728,335
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	1,785,000	1,721,900
Rattler Midstream LP 5.625% 7/15/25 (a)	1,900,000	1,990,250
Rockies Express Pipeline LLC:
4.8% 5/15/30 (a)	40,000	42,000
4.95% 7/15/29 (a)	495,000	532,744
6.875% 4/15/40 (a)	190,000	211,850
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (a)	1,140,000	1,165,200
5.875% 3/15/28	1,695,000	1,796,700
6% 4/15/27	25,000	26,469
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (a)	225,000	222,750
6% 3/1/27 (a)	980,000	989,800
6% 12/31/30 (a)	1,190,000	1,192,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (a)(d)	865,000	856,350
4.875% 2/1/31 (a)	1,275,000	1,330,463
5.125% 2/1/25	780,000	801,138
5.375% 2/1/27	2,245,000	2,320,118
5.5% 3/1/30	255,000	271,096
5.875% 4/15/26	1,840,000	1,927,418
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,500,000	1,575,000
Western Gas Partners LP:
3.95% 6/1/25	190,000	192,850
4.1% 2/1/25	745,000	771,500
4.65% 7/1/26	2,500,000	2,625,000
5.05% 2/1/30	2,375,000	2,612,500
5.3% 3/1/48	360,000	369,000
6.25% 2/1/50	120,000	135,000
		76,381,580
Environmental - 0.6%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	970,000	1,025,775
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	900,000	906,750
Stericycle, Inc. 3.875% 1/15/29 (a)	815,000	837,413
		2,769,938
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (a)	2,670,000	2,636,625
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (a)	190,000	190,000
		2,826,625
Food/Beverage/Tobacco - 5.3%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,140,000	1,174,770
6.75% 2/15/28 (a)	1,245,000	1,374,169
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	2,525,000	2,868,148
6.5% 4/15/29 (a)	3,890,000	4,424,875
Kraft Heinz Foods Co.:
3.875% 5/15/27	820,000	897,749
4.25% 3/1/31	775,000	871,804
4.625% 10/1/39	1,485,000	1,614,493
5% 7/15/35	5,015,000	5,940,351
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (a)	1,220,000	1,350,784
Post Holdings, Inc.:
4.625% 4/15/30 (a)	2,135,000	2,212,863
5% 8/15/26 (a)	135,000	139,257
5.5% 12/15/29 (a)	590,000	640,870
5.625% 1/15/28 (a)	405,000	429,553
U.S. Foods, Inc. 6.25% 4/15/25 (a)	650,000	693,875
		24,633,561
Gaming - 3.7%
Caesars Entertainment, Inc. 6.25% 7/1/25 (a)	1,515,000	1,596,681
MCE Finance Ltd.:
4.875% 6/6/25 (a)	1,225,000	1,260,177
5.375% 12/4/29 (a)	465,000	489,040
5.75% 7/21/28 (a)	710,000	754,162
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,300,000	3,504,963
4.5% 1/15/28	1,525,000	1,601,250
4.625% 6/15/25 (a)	245,000	259,700
5.75% 2/1/27	270,000	302,644
MGM Resorts International 5.75% 6/15/25	866,000	950,695
VICI Properties, Inc.:
4.25% 12/1/26 (a)	2,210,000	2,285,914
4.625% 12/1/29 (a)	925,000	985,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	870,000	882,706
5.5% 3/1/25 (a)	900,000	927,243
Wynn Macau Ltd. 4.875% 10/1/24 (a)	830,000	833,113
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (a)	380,000	387,212
		17,020,625
Healthcare - 6.8%
Centene Corp.:
4.25% 12/15/27	3,635,000	3,845,412
5.375% 6/1/26 (a)	1,820,000	1,903,629
5.375% 8/15/26 (a)	3,205,000	3,361,244
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	90,000	94,725
5.5% 4/1/26 (a)	1,675,000	1,748,281
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,195,000	1,233,479
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	510,000	535,663
HCA Holdings, Inc.:
3.5% 9/1/30	2,000,000	2,077,220
5.875% 2/15/26	1,600,000	1,830,000
Hologic, Inc.:
3.25% 2/15/29 (a)	1,000,000	1,016,250
4.625% 2/1/28 (a)	1,650,000	1,749,000
IMS Health, Inc. 5% 5/15/27 (a)	820,000	863,360
Molina Healthcare, Inc. 3.875% 11/15/30 (a)	1,545,000	1,651,219
Teleflex, Inc. 4.25% 6/1/28 (a)	235,000	246,997
Tenet Healthcare Corp.:
4.625% 6/15/28 (a)	5,010,000	5,240,936
4.875% 1/1/26 (a)	595,000	620,662
5.125% 5/1/25	1,200,000	1,215,768
5.125% 11/1/27 (a)	1,200,000	1,264,632
6.25% 2/1/27 (a)	925,000	974,400
		31,472,877
Homebuilders/Real Estate - 1.7%
Howard Hughes Corp.:
4.125% 2/1/29 (a)(d)	700,000	696,927
4.375% 2/1/31 (a)(d)	700,000	698,537
5.375% 3/15/25 (a)	1,345,000	1,386,708
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	1,455,000	1,505,925
Service Properties Trust:
3.95% 1/15/28	75,000	68,250
4.375% 2/15/30	1,745,000	1,587,959
4.95% 2/15/27	1,090,000	1,051,850
4.95% 10/1/29	445,000	420,901
5.5% 12/15/27	415,000	443,330
		7,860,387
Hotels - 1.1%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (a)(d)	1,165,000	1,152,057
4% 5/1/31 (a)	2,780,000	2,856,242
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	445,000	465,348
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	525,000	530,250
		5,003,897
Leisure - 0.8%
Carnival Corp. 10.5% 2/1/26 (a)	2,005,000	2,328,306
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	230,000	248,975
11.5% 6/1/25 (a)	995,000	1,143,006
		3,720,287
Metals/Mining - 0.0%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	15,000	16,477
Howmet Aerospace, Inc. 5.95% 2/1/37	45,000	55,069
		71,546
Publishing/Printing - 0.3%
Meredith Corp. 6.5% 7/1/25 (a)	1,110,000	1,175,213
Services - 5.3%
AECOM 5.125% 3/15/27	1,485,000	1,661,270
Aramark Services, Inc.:
4.75% 6/1/26	2,570,000	2,624,613
5% 2/1/28 (a)	1,685,000	1,756,781
6.375% 5/1/25 (a)	4,550,000	4,837,105
ASGN, Inc. 4.625% 5/15/28 (a)	2,740,000	2,832,941
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	1,395,000	1,436,599
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,305,000	1,474,650
Gartner, Inc. 3.75% 10/1/30 (a)	470,000	483,212
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,030,000	1,075,706
Iron Mountain, Inc.:
4.5% 2/15/31 (a)	1,480,000	1,513,418
4.875% 9/15/29 (a)	1,115,000	1,157,788
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (a)	2,225,000	2,196,164
Service Corp. International 5.125% 6/1/29	1,425,000	1,557,539
		24,607,786
Super Retail - 0.6%
Hanesbrands, Inc. 4.875% 5/15/26 (a)	1,115,000	1,206,988
The William Carter Co. 5.625% 3/15/27 (a)	465,000	491,156
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	955,000	1,014,688
		2,712,832
Technology - 3.6%
CDK Global, Inc. 5.25% 5/15/29 (a)	1,995,000	2,162,201
CDW LLC/CDW Finance Corp.:
3.25% 2/15/29	1,115,000	1,121,768
4.25% 4/1/28	1,300,000	1,355,400
Crowdstrike Holdings, Inc. 3% 2/15/29	525,000	531,234
Entegris, Inc. 4.625% 2/10/26 (a)	1,400,000	1,449,875
Gartner, Inc. 4.5% 7/1/28 (a)	660,000	696,102
Match Group Holdings II LLC 4.125% 8/1/30 (a)	265,000	273,401
Nuance Communications, Inc. 5.625% 12/15/26	1,495,000	1,574,048
ON Semiconductor Corp. 3.875% 9/1/28 (a)	545,000	564,756
Open Text Corp. 3.875% 2/15/28 (a)	655,000	671,375
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	130,000	136,461
Qorvo, Inc.:
3.375% 4/1/31 (a)	1,115,000	1,140,088
4.375% 10/15/29	500,000	545,625
Sensata Technologies, Inc. 3.75% 2/15/31 (a)	1,165,000	1,195,628
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,375,000	3,442,500
		16,860,462
Telecommunications - 10.3%
Altice Financing SA:
5% 1/15/28 (a)	340,000	348,500
7.5% 5/15/26 (a)	433,000	454,109
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,510,000	1,607,584
7.5% 10/15/26 (a)	3,575,000	3,781,528
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	165,000	164,177
4.25% 7/1/28 (a)	2,645,000	2,710,358
4.625% 9/15/27 (a)	4,200,000	4,363,422
Lumen Technologies, Inc.:
5.125% 12/15/26 (a)	2,585,000	2,748,837
5.625% 4/1/25	640,000	697,600
6.875% 1/15/28	60,000	70,086
Millicom International Cellular SA:
4.5% 4/27/31 (a)	200,000	212,000
5.125% 1/15/28 (a)	1,000,000	1,049,700
6.625% 10/15/26 (a)	2,715,000	2,910,141
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,905,000	3,079,300
SBA Communications Corp. 3.125% 2/1/29 (a)	1,475,000	1,471,313
SFR Group SA 7.375% 5/1/26 (a)	1,800,000	1,886,418
Sprint Capital Corp.:
6.875% 11/15/28	9,340,000	11,990,206
8.75% 3/15/32	1,150,000	1,756,625
T-Mobile U.S.A., Inc.:
2.875% 2/15/31	1,230,000	1,241,390
3.875% 4/15/30 (a)	938,000	1,059,161
Telecom Italia Capital SA:
6% 9/30/34	295,000	352,525
7.2% 7/18/36	2,965,000	3,916,973
		47,871,953
Transportation Ex Air/Rail - 0.7%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	2,845,000	3,054,819
Utilities - 7.2%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	195,000	209,890
5% 9/15/26	1,600,000	1,660,000
5.75% 10/15/25	525,000	550,119
DCP Midstream Operating LP:
5.125% 5/15/29	3,925,000	4,268,869
5.625% 7/15/27	1,035,000	1,128,150
Global Partners LP/GLP Finance Corp. 7% 8/1/27	997,000	1,053,081
InterGen NV 7% 6/30/23 (a)	1,635,000	1,577,775
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	158,000	168,744
4.5% 9/15/27 (a)	255,000	283,050
NRG Energy, Inc.:
3.375% 2/15/29 (a)	205,000	209,695
3.625% 2/15/31 (a)	405,000	421,200
5.25% 6/15/29 (a)	625,000	687,500
5.75% 1/15/28	865,000	940,450
6.625% 1/15/27	2,390,000	2,511,006
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	2,136,643	2,269,767
Pattern Energy Operations LP 4.5% 8/15/28 (a)	365,000	386,024
PG&E Corp.:
5% 7/1/28	1,115,000	1,196,244
5.25% 7/1/30	2,115,000	2,326,500
TerraForm Power Operating LLC:
4.75% 1/15/30 (a)	130,000	139,425
5% 1/31/28 (a)	1,125,000	1,248,750
Vistra Operations Co. LLC:
5% 7/31/27 (a)	4,395,000	4,626,617
5.5% 9/1/26 (a)	2,520,000	2,620,044
5.625% 2/15/27 (a)	2,830,000	2,985,395
		33,468,295

TOTAL NONCONVERTIBLE BONDS		440,063,910

TOTAL CORPORATE BONDS
(Cost $425,384,748)		441,814,168
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Jonah Energy LLC (e)
(Cost $163,305)	11,874	178,110
	Principal Amount	Value

Bank Loan Obligations - 0.9%
Gaming - 0.3%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (b)(c)(f)	1,505,000	1,490,582
Technology - 0.4%
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.75% 5/3/26 (b)(c)(f)	1,855,350	1,861,974
Telecommunications - 0.2%
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (b)(c)(f)	100,000	101,278
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (b)(c)(f)	796,736	809,189

TOTAL TELECOMMUNICATIONS		910,467

TOTAL BANK LOAN OBLIGATIONS
(Cost $4,223,693)		4,263,023
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.09% (g)
(Cost $8,525,929)	8,524,224	8,525,929
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $438,297,675)		454,781,230
NET OTHER ASSETS (LIABILITIES) - 1.9%		8,791,466
NET ASSETS - 100%		$463,572,696

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $266,832,485 or 57.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,668
Total	$17,668

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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